Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment consist of the following components:

(Millions of US dollars) Cost or valuation:	Land	Buildings	Machinery and Equipment	Construction in Progress [1]	Total
At 31 March 2018	$68.2	$346.8	$1,236.1	$178.9	$1,830.0
Additions[2]	1.6	58.9	203.6	76.7	340.8
Acquisitions	19.2	44.1	159.5	7.5	230.3
Transfers[3]	—	(6.0)	2.2	(6.5)	(10.3)
Disposals[4]	(0.2)	(5.9)	(48.1)	(1.2)	(55.4)
Exchange differences	(5.0)	(5.1)	(45.7)	1.8	(54.0)
At 31 March 2019	$83.8	$432.8	$1,507.6	$257.2	$2,281.4
Additions[2]	0.3	13.9	152.3	19.3	185.8
Transfers[3]	—	0.7	3.1	(4.9)	(1.1)
Disposals[4]	—	(1.7)	(55.3)	0.2	(56.8)
Impairment	—	(0.1)	(10.2)	(5.4)	(15.7)
Exchange differences	(5.1)	(13.1)	(86.1)	1.2	(103.1)
At 31 March 2020	$79.0	$432.5	$1,511.4	$267.6	$2,290.5

Accumulated depreciation:
At 31 March 2018	$—	$(137.4)	$(700.5)	$—	$(837.9)
Depreciation	—	(14.6)	(95.0)	—	(109.6)
Transfers[3]	—	0.8	3.7	—	4.5
Disposals[4]	—	4.1	23.3	—	27.4
Exchange differences	—	3.2	19.4	—	22.6
At 31 March 2019	$—	$(143.9)	$(749.1)	$—	$(893.0)
Depreciation	—	(15.7)	(109.7)	—	(125.4)
Transfers[3]	—	—	0.3	—	0.3
Disposals[4]	—	1.5	40.3	—	41.8
Impairment	—	(0.6)	(48.2)	—	(48.8)
Exchange differences	—	6.4	69.9	—	76.3
At 31 March 2020	$—	$(152.3)	$(796.5)	$—	$(948.8)

Net book value amount:
At 31 March 2019	$83.8	$288.9	$758.5	$257.2	$1,388.4
At 31 March 2020	$79.0	$280.2	$714.9	$267.6	$1,341.7
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1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$9.5 million and US$5.4 million of capitalized interest for the fiscal years ended 31 March 2020 and 2019, respectively.

3
Transfers for fiscal year 2020 include the net book value of US$0.8 million of leased assets in North America Fiber Cement segment that were moved from Property, plant and equipment, net to Operating lease right-of-use assets on the consolidated balance sheet at 31 March 2020. Transfers for fiscal year 2019 include the net book value of US$5.8 million associated with the Company's fiberglass windows business, which was classified as held for sale and was removed from Property, plant and equipment, net and was included in the Prepaid expenses and other current assets on the consolidated balance sheets at 31 March 2019.

4
The US$15.0 million net book value of disposals in fiscal year 2020 includes US$11.7 million of usage of replacement parts. The remaining net book value of disposals of US$3.3 million is related to the disposal of assets no longer in use. The US$28.0 million net book value of disposals in fiscal year 2019 includes US$13.7 million of usage of replacement parts, US$6.1 million of impairment due to the Company's decision to cease production of its fiberglass windows business, US$2.6 million of impairment related to the discontinuance of its MCT product line, US$0.4 million of impairment charges on individual assets and US$5.2 million of disposals of assets no longer in use.
Depreciation expense for the fiscal years ended 31 March 2020, 2019 and 2018 was US$125.4 million, US$109.6 million and US$88.9 million, respectively.
Impairment of Property, Plant & Equipment
The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand. Based on the Company's strategic planning and allocation of its long-term investment in capital, as well as the downturn of the current economic market associated with the global pandemic, the Company has carefully reviewed the carrying value of its long-lived assets. The following table summarizes the impairment charges:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement	$44.0	$3.0	$0.7
Asia Pacific Fiber Cement	15.0	—	—
Europe Building Products	5.5	—	—
Other Businesses	—	6.1	—
	$64.5	$9.1	$0.7

Charges recorded to Asset Impairments
North America Fiber Cement segment
For the fiscal year ended 31 March 2020, impairment charges of US$41.2 million were recorded in the North America Fiber Cement segment. Included in this total is US$12.0 million related to the Company's decision to shut down its Summerville, South Carolina facility. This decision resulted from the potential impact of COVID-19 on future fiber cement sales volume. Assets are grouped and evaluated for impairment at the level for which there are identifiable cash flows, which in the case of the Summerville plant included the manufacturing equipment, land, building and right of use assets. In accordance with the applicable accounting guidance, the Company recorded an impairment charge for the difference between the carrying value of the asset group of US$22.1 million and the fair value, based on a third party appraisal of land and buildings, less costs to sell of US$10.1 million.
The remaining impairment charges of US$29.2 million is related to a variety of non-core assets located at four plants across the network which will no longer be used and will be disposed. Due to the unique nature of the non-core fixed assets and the lack of history of selling manufacturing assets, management believes that there will be no future cash flows nor salvage value related to these assets and fully impaired them as of 31 March 2020.
For the fiscal year ended 31 March 2019, the Company recorded impairment charges of US$2.6 million in the North America Fiber Cement segment related to the discontinuance of its MCT product line.
Asia Pacific Fiber Cement segment
For the fiscal year ended 31 March 2020, the Company recorded impairment charges of US$14.0 million in the Asia Pacific Fiber Cement segment due to the decision to shift to an import sales model rather than continue manufacturing in New Zealand, and US$1.0 million due to its decision to exit the James Hardie Systems business on the determination that it no longer fits within the Company's core business. The US$14.0 million charge relates to the full write-down of most of the machinery and equipment at the Penrose plant and the related excess spare parts which will not be utilized prior to shutdown. All the equipment and spare parts are unique to the Company and have immaterial resale or salvage values. The remaining net book value of the Penrose plant’s assets at 31 March 2020 is US$2.6 million.
Europe Building Products segment
For the fiscal year ended 31 March 2020, impairment charges of US$5.5 million were recorded in Europe Building Products segment relating to a variety of non-core assets which no longer provide economic benefit to the Company.
Other Businesses segment
For the fiscal year ended 31 March 2019, the Company recorded impairment charges of US$6.1 million in the Other Businesses segment to due to the Company's decision to cease production of its fiberglass windows business.
Charges recorded to Cost of goods sold
Other impairment charges in the North America Fiber Cement segment related to individual assets totaled US$2.8 million, US$0.4 million and US$0.7 million during fiscal years ended 31 March 2020, 2019 and 2018, respectively.